Document and Entity Information	Mar. 10, 2023
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001676725
Document Type	8-K
Document Period End Date	Mar. 10, 2023
Entity Registrant Name	IDEAYA Biosciences, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38915
Entity Tax Identification Number	47-4268251
Entity Address, Address Line One	7000 Shoreline Court
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	443-6209
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	IDYA
Entity Emerging Growth Company	true
Entity Ex Transition Period	true